PARTNERS' CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of partner units activity

A rollforward of the number of common limited partner, subordinated limited partner and General Partner units follows.

	Common	Subordinated	General Partner	Total
Units, January 1, 2014	29,079,866	24,409,850	1,091,453	54,581,169
Units issued in connection with the March Equity 2014 Offering	5,300,000	—	—	5,408,337
Contribution from General Partner	—	—	108,337	108,337
Net units issued under SMLP LTIP	46,647	—	861	47,508
Units, December 31, 2014	34,426,513	24,409,850	1,200,651	60,037,014
Units issued in connection with the May 2015 Equity Offering	7,475,000	—	—	7,475,000
Contribution from General Partner	—	—	152,551	152,551
Net units issued under SMLP LTIP	161,131	—	1,498	162,629
Units, December 31, 2015	42,062,644	24,409,850	1,354,700	67,827,194
Subordinated units conversion	24,409,850	(24,409,850)	—	—
Units issued in connection with the September 2016 Equity Offering	5,500,000	—	—	5,500,000
Contribution from General Partner	—	—	112,245	112,245
Net units issued under SMLP LTIP	138,627	—	4,242	142,869
Units, December 31, 2016	72,111,121	—	1,471,187	73,582,308

Schedule of Capital Distribution and Allocation to Partners

The calculation of the capital contribution and its allocation to partners' capital follows (in thousands).

Summit Investments' net investment in the 2016 Drop Down Assets	$771,929
SMP Holdings borrowings allocated to 2016 Drop Down Assets and retained by Summit Investments	342,926
Acquired carrying value of 2016 Drop Down Assets		$1,114,855

Deferred Purchase Price Obligation	$507,427
Borrowings under Revolving Credit Facility	360,000
Working capital adjustment received from a subsidiary of Summit Investments	(569)
Total consideration paid and recognized by SMLP		866,858
Excess of acquired carrying value over consideration paid and recognized		$247,997

Allocation of capital contribution:
General partner interest	$4,953
Common limited partner interest	243,044
Partners' capital contribution – excess of acquired carrying value over consideration paid and recognized		$247,997

The calculation of the capital contribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Polar Midstream and Epping		$416,044
Total net cash consideration paid to a subsidiary of Summit Investments		285,677
Excess of acquired carrying value over consideration paid		$130,367

Allocation of capital contribution:
General partner interest	$2,607
Common limited partner interest	80,079
Subordinated limited partner interest	47,681
Partners' capital contribution – excess of acquired carrying value over consideration paid		$130,367

The calculation of the capital distribution and its allocation to partners' capital follow (in thousands).

Summit Investments' net investment in Red Rock Gathering		$241,817
Total net cash consideration paid to a subsidiary of Summit Investments		307,941
Excess of consideration paid over acquired carrying value		$(66,124)

Allocation of capital distribution:
General partner interest	$(1,323)
Common limited partner interest	(37,910)
Subordinated limited partner interest	(26,891)
Partners' capital distribution – excess of consideration paid over acquired carrying value		$(66,124)

Details of cash distributions

We paid the following per-unit distributions during the years ended December 31:

	Year ended December 31,
	2016	2015	2014
Per-unit annual distributions to unitholders	$2.300	$2.270	$2.040

Our payment of IDRs as reported in distributions to unitholders – General Partner in the statements of partners' capital during the years ended December 31 follow.

	Year ended December 31,
	2016	2015	2014
	(In thousands)
IDR payments	$7,912	$6,743	$2,326

Schedule of partnership target distributions

The following table illustrates the percentage allocations of available cash between the unitholders and our General Partner based on the specified target distribution levels. The amounts set forth in the column Marginal Percentage Interest in Distributions are the percentage interests of our General Partner and the unitholders in any available cash we distribute up to and including the corresponding amount in the column Total Quarterly Distribution Per Unit Target Amount. The percentage interests shown for our unitholders and our General Partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the MQD. The percentage interests set forth below for our General Partner assume (i) a 2% general partner interest, (ii) that our General Partner has not transferred its IDRs and (iii) that there are no arrearages on common units.

	Total quarterly distribution per unit target amount	Marginal percentage interest in distributions
		Unitholders	General Partner
Minimum quarterly distribution	$0.40	98%	2%
First target distribution	$0.40 up to $0.46	98%	2%
Second target distribution	above $0.46 up to $0.50	85%	15%
Third target distribution	above $0.50 up to $0.60	75%	25%
Thereafter	above $0.60	50%	50%